NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED JUNE 15, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

Effective immediately, Sarah J. Wade is added as a portfolio manager for Nuveen Real Estate Securities Fund. Jay L. Rosenberg and Scott C. Sedlak will continue to serve as portfolio managers for the fund.

Sarah J. Wade entered the financial services industry in 1997. She joined Nuveen Asset Management in 2011 as Vice President and Senior Research Analyst. She was named Senior Vice President in 2014 and Co-Portfolio Manager of the Real Estate Securities strategy in June 2017.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FREP-0617P

NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED JUNE 15, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017

Effective immediately, Sarah J. Wade is added as a portfolio manager for Nuveen Real Estate Securities Fund. Jay L. Rosenberg and Scott C. Sedlak will continue to serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FRESAI-0617P